Future Minimum Rent (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Leases [Abstract]
Schedule of Future Minimum Rental Income from Non-Cancelable Operating Leases
The future minimum rent to be received from the Company’s investment in real estate properties under non-cancelable operating leases, including optional renewal periods for which exercise is reasonably assured, as of December 31, 2018, for each of the next five years ending December 31 and thereafter, are as follows (amounts in thousands):

Year	Amount
2019	$145,109
2020	146,826
2021	149,142
2022	144,560
2023	141,915
Thereafter	1,005,017
$1,732,569

Schedule of Future Minimum Rental Payments Under Non-Cancelable Ground Leases
The following represents approximate future minimum rent obligations under non-cancelable ground leases by year as of December 31, 2018, and for each of the next four years ending December 31 and thereafter, are as follows (amounts in thousands):

Year	Amount
2019	$123
2020	123
2021	123
2022	123
2023	123
Thereafter	2,246
Total undiscounted rental payments	$2,861
This table excludes future lease payment obligations from one tenant that pays the ground lease obligations directly to the lessor, consistent with the Company's accounting policy prior to its adoption of ASC 842 on January 1, 2019.

The future minimum rent obligations under non-cancelable ground leases as of December 31, 2018, for each of the next five years ended December 31 and thereafter, are as follows (amounts in thousands):

Year	Amount
2019	$123
2020	123
2021	123
2022	123
2023	123
Thereafter	2,246
$2,861